Consolidated Balance Sheets (Parentheticals) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Allowance for expected credit losses (in Dollars)			$ 410,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	950,000,000	950,000,000
Ordinary shares, shares issued	[1]	8,440,000	7,460,000
Ordinary shares, shares outstanding	[1]	8,440,000	7,460,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	50,000,000	50,000,000
Ordinary shares, shares issued	[1]	8,040,000	8,040,000
Ordinary shares, shares outstanding	[1]	8,040,000	8,040,000
Customers
Allowance for expected credit losses (in Dollars)		$ 500,000	$ 516,000
Related Party
Allowance for expected credit losses (in Dollars)		1,000	59,000
Brokers-dealers and clearing organizations
Allowance for expected credit losses (in Dollars)			$ 15,000

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 13)